UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors LLC
Address: 600 Lexington Avenue, 8th Fl
         New York, New York  10022

13F File Number:  028-10167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Bani
Title:     Chief Compliance Officer
Phone:     212-313-9718

Signature, Place, and Date of Signing:

 /s/Richard Bani     New York, NY     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $287,618 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107      268     5000 SH       SOLE                     5000
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     1399  1227224 SH       SOLE                  1227224
ALLOS THERAPEUTICS INC         COM              019777101      183   100000 SH       SOLE                   100000
ALTERA CORP                    COM              021441100     3153   100000 SH  PUT  SOLE                   100000
ARUBA NETWORKS INC             COM              043176106     2091   100000 SH  PUT  SOLE                   100000
BANK OF AMERICA CORPORATION    COM              060505104    10404  1700000 SH  CALL SOLE                  1700000
BIODELIVERY SCIENCES INTL IN   COM              09060J106      120   110000 SH       SOLE                   110000
BLACKBOARD INC                 COM              091935502     2344    52496 SH       SOLE                    52496
CEPHALON INC                   COM              156708109     2122    26300 SH       SOLE                    26300
CEPHALON INC                   COM              156708109     5931    73500 SH  CALL SOLE                    73500
CITIGROUP INC                  COM NEW          172967424    12808   500000 SH  CALL SOLE                   500000
CLEARWIRE CORP NEW             CL A             18538Q105      466   200000 SH  PUT  SOLE                   200000
CRUDE CARRIERS CORPORATION     COM              Y1820X106      393    39435 SH       SOLE                    39435
CURRENCYSHARES EURO TR         EURO SHS         23130C108    26694   200000 SH  PUT  SOLE                   200000
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN     23130A102    51120   400000 SH  PUT  SOLE                   400000
DONNELLEY R R & SONS CO        COM              257867101     2824   200000 SH  PUT  SOLE                   200000
E TRADE FINANCIAL CORP         COM NEW          269246401      911   100000 SH  CALL SOLE                   100000
EASTMAN KODAK CO               COM              277461109      975  1250000 SH  PUT  SOLE                  1250000
EMDEON INC                     CL A             29084T104     1127    60000 SH       SOLE                    60000
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3     2033  2000000 PRN      SOLE                  2000000
GOODRICH CORP                  COM              382388106     3017    25000 SH       SOLE                    25000
GRAFTECH INTL LTD              COM              384313102      635    50000 SH  CALL SOLE                    50000
INTERPUBLIC GROUP COS INC      NOTE 4.250% 3/1  460690BA7     5053  5000000 PRN      SOLE                  5000000
ISHARES INC                    MSCI HONG KONG   464286871     2866   200000 SH  PUT  SOLE                   200000
KINETIC CONCEPTS INC           COM NEW          49460W208     2701    41000 SH       SOLE                    41000
KINETIC CONCEPTS INC           COM NEW          49460W208     2701    41000 SH  PUT  SOLE                    41000
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104      295    20000 SH       SOLE                    20000
LORAL SPACE & COMMUNICATNS I   COM              543881106     1177    23500 SH  CALL SOLE                    23500
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      938    20000 SH       SOLE                    20000
MGM RESORTS INTERNATIONAL      NOTE 4.250% 4/1  55303QAE0     5583  6000000 PRN      SOLE                  6000000
MOTOROLA MOBILITY HLDGS INC    COM              620097105     2843    75250 SH       SOLE                    75250
MYLAN INC                      NOTE 1.250% 3/1  628530AG2     5025  5000000 PRN      SOLE                  5000000
NALCO HOLDING COMPANY          COM              62985Q101     2836    81077 SH       SOLE                    81077
NAVISTAR INTL CORP NEW         COM              63934E108     1606    50000 SH  CALL SOLE                    50000
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     5084  5000000 PRN      SOLE                  5000000
NETLOGIC MICROSYSTEMS INC      COM              64118B100     2887    60000 SH       SOLE                    60000
PAETEC HOLDING CORP            COM              695459107      159    30000 SH       SOLE                    30000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      467    42000 SH       SOLE                    42000
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770      224    21110 SH       SOLE                    21110
S1 CORPORATION                 COM              78463B101      688    78012 SH       SOLE                    78012
SANDRIDGE ENERGY INC           COM              80007P307     1668   300000 SH  CALL SOLE                   300000
SEAGATE TECHNOLOGY PLC         SHS              G7945M107      128    12500 SH       SOLE                    12500
SOUTHERN UN CO NEW             COM              844030106     1655    40800 SH       SOLE                    40800
SPDR GOLD TRUST                CALL             78463V907     7903    50000 SH  CALL SOLE                    50000
SPDR S&P 500 ETF TR            TR UNIT          78462F103     5659    50000 SH       SOLE                    50000
SPDR S&P 500 ETF TR            TR UNIT          78462F103    84878   750000 SH  PUT  SOLE                   750000
TELEPHONE & DATA SYS INC       SPL COM          879433860      989    50000 SH       SOLE                    50000
TEMPLE INLAND INC              COM              879868107     2196    70000 SH       SOLE                    70000
TENET HEALTHCARE CORP          COM              88033G100     2261   550000 SH  CALL SOLE                   550000
TRANSATLANTIC HLDGS INC        COM              893521104      607    12500 SH       SOLE                    12500
VARIAN SEMICONDUCTOR EQUIPMN   COM              922207105     1223    20000 SH  CALL SOLE                    20000
VISTEON CORP                   COM NEW          92839U206     4300   100000 SH  CALL SOLE                   100000
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